Accounting for Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative [Line Items]
Summary of Volumes Fair Values and Classification
The following table presents the volumes, fair values and classification of the Company’s derivative instruments recorded on the balance sheets:

Puget Energy and Puget Sound Energy
	March 31, 2026			December 31, 2025
(Dollars in Thousands)	Volumes (millions)	Assets 1	Liabilities 2	Volumes (millions)	Assets 1	Liabilities 2
Electric portfolio derivatives 3	*	$46,733	$506,832	*	$41,974	$493,334
Natural gas derivatives (MMBtus) 3	261	6,576	74,671	289	6,735	80,087

Total derivative contracts		$53,309	$581,503		$48,709	$573,421

Current		$47,526	$326,720		$37,448	$359,890
Long-term		5,783	254,783		11,261	213,531

Total derivative contracts		$53,309	$581,503		$48,709	$573,421

1	Balance sheet classification: Current and Long-term Unrealized gain on derivative instruments.
2	Balance sheet classification: Current and Long-term Unrealized loss on derivative instruments.
3
All fair value adjustments on derivatives have been deferred in accordance with ASC 980, “Regulated Operations.” The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of electricity and physical gas purchased to serve customers.

*
Electric portfolio derivatives consist of electric generation fuel of 243.3 million MMBtu and purchased electricity of 28.4 million MWhs at March 31, 2026, and 252.9 million MMBtus and 33.8 million MWhs at December 31, 2025.

The following table presents the volumes, fair values and classification of the Company’s derivative instruments recorded on the balance sheets:
Puget Energy and
Puget Sound Energy

	Year Ended December 31,
(Dollars in Thousands)	Volumes (millions)		Assets 1		Liabilities ²
	2025	2024	2025	2024	2025	2024
Electric portfolio derivatives 3	*	*	$41,974	$35,341	$493,334	$319,506
Natural gas derivatives (MMBtus) 3	289	269	6,735	3,495	80,087	70,425

Total derivative contracts			$48,709	$38,836	$573,421	$389,931

Current			$37,448	$32,591	$359,890	$218,443
Long-term			11,261	6,245	213,531	171,488

Total derivative contracts			$48,709	$38,836	$573,421	$389,931

1.	Balance sheet classification: Current and Long-term Unrealized gain on derivative instruments.
2.	Balance sheet classification: Current and Long-term Unrealized loss on derivative instruments.
3.
All fair value adjustments on derivatives have been deferred in accordance with ASC 980, “Regulated Operations”. The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of electricity and physical gas purchased to serve customers.

*
Electric portfolio derivatives consist of electric generation fuel of 252.9 million One Million British Thermal Units (“MMBtus”) and purchased electricity of 33.8 million megawatt hours (“MWhs”) at December 31, 2025, and 283.5 million MMBtus and 13.3 million MWhs at December 31, 2024.

Summary of Potential Effect of Netting Arrangements
The following tables present the potential effect of netting arrangements, including rights of set-off
associated with the Company’s derivative assets and liabilities:

Puget Energy and Puget Sound Energy
	At March 31, 2026
	Gross Amount Recognized in the Statement of Financial Position 1	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position
(Dollars in Thousands)				Commodity Contracts	Cash Collateral Received/ Posted	Net Amount
Assets:
Energy derivative contracts	$53,309	$—	$53,309	$(47,471)	$—	$5,838
Liabilities:
Energy derivative contracts	$581,503	$—	$581,503	$(47,471)	$(49,007)	$485,025

Puget Energy and Puget Sound Energy	At December 31, 2025
	Gross Amount Recognized in the Statement of Financial Position 1	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position
(Dollars in Thousands)				Commodity Contracts	Cash Collateral Received/ Posted	Net Amount
Assets:
Energy derivative contracts	$48,709	$—	$48,709	$(44,271)	$—	$4,438
Liabilities:
Energy derivative contracts	$573,421	$—	$573,421	$(44,271)	$(54,521)	$474,629

1	All derivative contract deals are executed under ISDA, NAESB, and WSPP master agreements with right of set-off.

The following tables present the potential effect of netting arrangements, including rights of set-off
associated with the Company’s derivative assets and liabilities:
Puget Energy and
Puget Sound Energy

December 31, 2025
(Dollars in Thousands)	Gross Amount Recognized in the Consolidated Balance Sheet 1	Gross Amounts Offset in the Consolidated Balance Sheet	Net of Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Commodity Contracts	Cash Collateral Received/Pledged	Net Amount
Assets:
Energy derivative contracts	$48,709	$—	$48,709	$(44,271)	$—	$4,438
Liabilities:
Energy derivative contracts	$573,421	$—	$573,421	$(44,271)	$(54,521)	$474,628
Puget Energy and
Puget Sound Energy

December 31, 2024
(Dollars in Thousands)	Gross Amount Recognized 1	Gross Amounts Offset in the Consolidated Balance Sheet	Net of Amounts Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Commodity Contracts	Cash Collateral Received/Pledged	Net Amount
Assets
Energy derivative contracts	$38,836	$—	$38,836	$(34,329)	$—	$4,507
Liabilities
Energy derivative contracts	$389,931	$—	$389,931	$(34,329)	$(3,593)	$352,009

1.	All derivative contract deals are executed under ISDA, NAESB, and WSPP master agreements with right of set-off.

Summary of Aggregate Fair Value of Derivative Instruments with Credit-Risk
The following table presents the aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position and the amount of additional collateral the Company could be required to post:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	At March 31, 2026			At December 31, 2025
Contingent Feature	Fair Value 1 Liability	Posted Collateral	Contingent Collateral	Fair Value 1 Liability	Posted Collateral	Contingent Collateral
Credit rating 2	$269,769	$—	$269,769	$253,105	$—	$253,105
Requested credit for adequate assurance	17,811	—	—	21,927	—	—
Forward value of contract 3	49,068	64,498	N/A	54,521	77,969	N/A

Total	$336,648	$64,498	$269,769	$329,553	$77,969	$253,105

1	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes accounts payable and accounts receivable.
2	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
3	Collateral requirements may vary based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.

The following table presents the aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position and the amount of additional collateral the Company could be required to post:
Puget Energy and
Puget Sound Energy

	December 31,
(Dollars in Thousands)	2025			2024
Contingent Feature	Fair Value 1 Liability	Posted Collateral	Contingent Collateral	Fair Value 1 Liability	Posted Collateral	Contingent Collateral
Credit rating 2	$253,105	$—	$253,105	$179,532	$—	$179,532
Requested credit for adequate assurance	21,927	—	—	37,492	—	—
Forward value of contract 3	54,521	77,969	N/A	19,905	12,915	N/A

Total	$329,553	$77,969	$253,105	$236,929	$12,915	$179,532

1.	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes NPNS, accounts payable and accounts receivable.
2.	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
3.	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.